Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, Plant and Equipment assets are presented in the following tables:

	As of Dec. 31, 2020			As of Dec. 31, 2019
($ in million)	Gross carrying amount	Depreciation & Impairment	Net Carrying amount	Gross carrying amount	Depreciation & Impairment	Net Carrying amount
Land, buildings and infrastructure	227.4	(30.6)	196.9	197.5	(22.0)	175.5
Machinery and laboratory equipment	248.6	(129.7)	118.9	206.0	(88.7)	117.3
Other tangible assets	52.0	(25.4)	26.5	60.2	(27.5)	32.7
Construction in progress	17.2	(0.1)	17.1	41.0	(0.1)	40.9

Total	545.2	(185.8)	359.4	504.7	(138.3)	366.4

Summary of reconciliation of changes in property, plant and equipment

($ in million)	Land, buildings and infrastructure	Machinery and laboratory equipment	Other tangible assets	Construction in progress	Total
As of Jan. 1, 2019	181.6	145.5	35.5	19.8	382.4

Additions	0.3	11.0	5.8	26.2	43.3
Disposals	—	(2.4)	(1.1)	(0.1)	(3.6)
Reclassifications	0.4	1.6	1.8	(4.6)	(0.9)
Depreciation charge	(7.1)	(27.8)	(10.5)	—	(45.3)
Impairment	—	(4.9)	(0.2)	(0.1)	(5.2)
Currency translation and other changes	0.4	(5.8)	1.3	(0.4)	(4.4)

As of Dec. 31, 2019	175.5	117.3	32.7	40.9	366.4

Additions	2.3	11.5	3.3	6.6	23.7
Disposals	(0.4)	(1.1)	(0.2)	—	(1.6)
Reclassifications	16.0	10.5	(0.6)	(31.4)	(5.4)
Depreciation charge	(7.2)	(27.1)	(7.7)	—	(41.9)
Impairment / reversal of impairment	—	0.8	(0.0)	—	0.8
Currency translation and other changes	10.6	7.0	(1.0)	1.0	17.5

As of Dec. 31, 2020	196.9	118.9	26.5	17.1	359.4